Operating segments	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Disclosure of entity's operating segments [text block]
The assets, liabilities and operating income (loss) are mainly located in France and in Switzerland (the latter due to the acquisition of Versantis in September 2022).

Revenue breakdown by geographical area

Revenue by destination	Year ended
(in € thousands)	12/31/2022	12/31/2023	12/31/2024
Revenue from France	100%	100%	100%
Revenue from other countries	—%	—%	—%
TOTAL	100%	100%	100%

In 2022, 2023, and 2024, revenue was generated entirely in France. Substantially all revenue was generated from Ipsen.

Non-current assets by geographical area
Non-current assets break down by geographical area as follows:

NON-CURRENT ASSETS	As of December 31, 2023			As of December 31, 2024
(thousands of euros)	France	Switzerland	Total	France	Switzerland	Total
TOTAL	13,869	46,889	60,758	12,580	46,079	58,659